DEFERRED REVENUE (Details) $ in Thousands		1 Months Ended	12 Months Ended		68 Months Ended
	Sep. 30, 2020 USD ($) oz	May 31, 2015 USD ($) oz	Dec. 31, 2020 USD ($) oz	Dec. 31, 2019 USD ($) oz	Dec. 31, 2020 USD ($) oz	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income, beginning balance			$ 113,975	$ 119,948
Deferred revenue recognized before cumulative catch-up adjustment			(9,804)	(13,334)
Variable consideration adjustment			6,437	3,073
Interest on financing component of deferred revenue (Note 10)			3,026	4,288
Derecognized on sale of Prestea (Note 5)			(9,072)	0
Deferred income, ending balance			104,562	113,975	$ 104,562
Current portion						$ 7,646	$ 11,191	[1]
Long term portion						96,916	102,784	[1]
Total			$ 113,975	$ 113,975	$ 104,562	$ 104,562	$ 113,975
Gold sold (in ounces) | oz			19,816	21,720
Adjustments for reduction in finance costs			$ (1,534)	$ (6,189)
Discontinued operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income, ending balance	$ 9,072
Total	$ 9,072
Wassa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash payment proceeds			6,200	4,600
Decrease through performance obligation being satisfied, contract liabilities			8,700	10,200
Prestea | Discontinued operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash payment proceeds			800	1,400
Decrease through performance obligation being satisfied, contract liabilities			1,100	3,100
Streaming Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash payment proceeds		$ 145,000	$ 6,197	4,610
Production delivery percentage	0.055	0.105	0.055
Cash purchase price as a percentage of spot gold	0.20	0.20	0.30
Gold delivered to date through Streaming Agreement (in ounces) | oz	240,000	240,000			119,997
Variable consideration adjustment			$ 6,400	3,100
Adjustments for reduction in revenue			8,000	9,300
Adjustments for reduction in finance costs			$ 1,500	6,200
Streaming Agreement | Discontinued operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Adjustments for reduction in revenue				$ 3,700

[1]	Please refer to Note 28 for information on revised prior period comparatives.